Investments (Realized Gains and Losses on Sales of Available-for-Sale Securities) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains	¥ 314,948	¥ 353,036	¥ 297,344
Gross realized losses	(41,044)	(21,163)	(45,376)
Net realized gains (losses) on sales of available-for-sale securities	¥ 273,904	¥ 331,873	¥ 251,968